Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Mar. 20, 2023
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	001-41411
Entity Registrant Name	Haleon plc
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	Building 5, First Floor
Entity Address, Adress Line Two	The Heights
Entity Address, City or Town	Weybridge
Entity Address, Postal Zip Code	KT13 0NY
Entity Address, Country	GB
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		9,234,573,831
Entity Central Index Key	0001900304
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	KPMG LLP
Auditor Location	New York, NY
Auditor Firm ID	185
Deloitte LLP
Entity Addresses [Line Items]
Auditor Name	Deloitte LLP
Auditor Location	London, United Kingdom
Auditor Firm ID	1147
Ordinary shares, nominal value £0.01 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £0.01 per share
Trading Symbol	HLN
Security Exchange Name	NYSE
American Depositary Shares, each representing two Ordinary Shares
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares
Trading Symbol	HLN
Security Exchange Name	NYSE
3.024% Callable Fixed Rate Senior Notes due 2024
Entity Addresses [Line Items]
Title of 12(b) Security	3.024% Callable Fixed Rate Senior Notes due 2024
Trading Symbol	HLN/24
Security Exchange Name	NYSE
Callable Floating Rate Senior Notes due 2024
Entity Addresses [Line Items]
Title of 12(b) Security	Callable Floating Rate Senior Notes due 2024
Trading Symbol	HLN/24A
Security Exchange Name	NYSE
3.125% Fixed Rate Senior Notes due 2025
Entity Addresses [Line Items]
Title of 12(b) Security	3.125% Fixed Rate Senior Notes due 2025
Trading Symbol	HLN/25
Security Exchange Name	NYSE
3.375% Fixed Rate Senior Notes due 2027
Entity Addresses [Line Items]
Title of 12(b) Security	3.375% Fixed Rate Senior Notes due 2027
Trading Symbol	HLN/27
Security Exchange Name	NYSE
3.375% Fixed Rate Senior Notes due 2029
Entity Addresses [Line Items]
Title of 12(b) Security	3.375% Fixed Rate Senior Notes due 2029
Trading Symbol	HLN/29
Security Exchange Name	NYSE
3.625% Fixed Rate Senior Notes due 2032
Entity Addresses [Line Items]
Title of 12(b) Security	3.625% Fixed Rate Senior Notes due 2032
Trading Symbol	HLN/32
Security Exchange Name	NYSE
4.000% Fixed Rate Senior Notes due 2052
Entity Addresses [Line Items]
Title of 12(b) Security	4.000% Fixed Rate Senior Notes due 2052
Trading Symbol	HLN/52
Security Exchange Name	NYSE
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Amanda Mellor
Entity Address, Address Line One	Building 5
Entity Address, Adress Line Two	First Floor
Entity Address, Address Line Three	The Heights
Entity Address, City or Town	Weybridge
Entity Address, Postal Zip Code	KT13 0NY
Entity Address, Country	GB
City Area Code	+44
Local Phone Number	1932 822000